Product Sales year-on-year analysis - Q2 2020	6 Months Ended
Jun. 30, 2020
Product Sales year-on-year analysis - Q2 2020
Product Sales year-on-year analysis - Q2 2020

8 Product Sales year-on-year analysis - Q2 2020 (Unreviewed)[82]

	World			Emerging Markets			US		Europe			Established ROW
	Q2 2020	Actual	CER	Q2 2020	Actual	CER	Q2 2020	Actual	Q2 2020	Actual	CER	Q2 2020	Actual	CER
	$m	%	%	$m	%	%	$m	%	$m	%	%	$m	%	%
Oncology
Tagrisso	1,034	32	35	315	65	74	354	18	163	46	51	202	12	12
Imfinzi	492	46	48	30	n/m	n/m	287	19	93	n/m	n/m	82	55	56
Lynparza	419	48	52	64	95	n/m	209	47	96	45	50	50	20	21
Calquence	107	n/m	n/m	1	n/m	n/m	107	n/m	-	-	-	(1)	n/m	n/m
Koselugo	7	n/m	n/m	-	-	-	7	n/m	-	-	-	-	-	-
Zoladex*	217	10	17	139	15	24	3	55	33	8	14	42	(4)	(2)
Faslodex*	146	(45)	(43)	52	2	10	11	(91)	52	(7)	(3)	31	(13)	(13)
Iressa*	70	(41)	(38)	58	(26)	(23)	4	(5)	3	(85)	(85)	5	(65)	(62)
Arimidex*	58	(4)	-	48	35	41	-	-	1	(93)	(93)	9	(42)	(43)
Casodex*	47	(17)	(15)	37	8	11	-	-	-	n/m	n/m	10	(47)	(46)
Others	12	(59)	(55)	6	(35)	(18)	(1)	n/m	1	(32)	(35)	6	(67)	(74)
Total Oncology	2,609	20	24	750	34	43	981	15	442	32	37	436	3	4
BioPharmaceuticals: CVRM
Farxiga	443	17	23	165	49	62	124	(11)	107	20	25	47	24	26
Brilinta	437	12	16	156	30	39	187	11	80	(9)	(5)	14	6	10
Bydureon	116	(18)	(17)	1	(87)	(86)	101	(14)	12	(22)	(19)	2	(23)	(18)
Onglyza	115	(1)	3	52	19	27	38	(9)	14	(22)	(19)	11	(20)	(17)
Byetta	15	(42)	(41)	2	(37)	(30)	7	(53)	4	(16)	(13)	2	(26)	(26)
Other diabeties	10	(9)	(5)	1	n/m	n/m	6	(31)	3	37	44	-	n/m	n/m
Lokelma	17	n/m	n/m	1	n/m	n/m	12	n/m	1	n/m	n/m	3	n/m	n/m
Crestor*	281	(10)	(6)	177	(3)	2	17	(40)	30	(18)	(16)	57	(11)	(10)
Seloken/Toprol-XL*	218	29	38	210	35	45	2	(53)	4	(48)	(48)	2	2	9
Atacand*	59	6	14	45	21	33	2	(39)	6	(43)	(43)	6	43	52
Others	48	(23)	(20)	29	(31)	(28)	-	-	16	25	29	3	(65)	(69)
BioPharmaceuticals: total CVRM	1,759	6	10	839	20	28	496	(6)	277	(3)	1	147	(1)	1
BioPharmaceuticals: Respiratory & Immunology
Symbicort	653	12	15	135	3	12	248	20	161	(6)	(3)	109	42	47
Pulmicort	97	(71)	(69)	58	(78)	(76)	13	(60)	15	(21)	(18)	11	(43)	(42)
Fasenra	227	36	37	1	(30)	(5)	152	33	42	57	63	32	32	33
Daliresp/Daxas	53	(7)	(7)	1	(17)	(9)	45	(7)	6	(3)	1	1	(37)	(70)
Bevespi	10	(1)	(3)	-	-	-	9	(6)	1	n/m	n/m	-	-	-
Breztri	7	n/m	n/m	5	n/m	n/m	-	-	-	-	-	2	n/m	n/m
Others	70	(30)	(28)	21	(52)	(52)	5	n/m	42	(18)	(15)	2	(60)	(36)
BioPharmaceuticals: total Respiratory & Immunology	1,117	(11)	(8)	221	(50)	(46)	472	15	267	(3)	1	157	23	26
Other medicines
Nexium	377	(4)	(1)	184	3	9	40	(24)	15	(7)	(4)	138	(5)	(5)
Synagis	90	(5)	(5)	-	-	-	14	41	76	(11)	(11)	-	-	-
Losec/Prilosec	45	(34)	(31)	37	(16)	(12)	1	(90)	5	(60)	(60)	2	(75)	(74)
Seroquel XR / IR	27	(16)	(14)	15	49	57	1	n/m	7	(71)	(71)	4	(23)	(25)
Others	24	(53)	(52)	2	(88)	(93)	8	(74)	13	3	1	1	n/m	n/m
Total other medicines	563	(12)	(10)	238	(5)	-	64	(29)	116	(23)	(23)	145	(3)	(3)

Total Product Sales	6,048	6	9	2,048	5	12	2,013	7	1,102	5	9	885	4	5

[82] The table provides an analysis of year-on-year Product Sales, with Actual and CER growth rates reflecting year-or-year growth. Due to rounding, the sum of a number of dollar values and percentages may not agree to totals. The Q2 2020 information in respect of the three months ended 30 June 2020 included in the Interim Financial Statements has not been reviewed by PricewaterhouseCoopers LLP. *Denotes a legacy medicine.